Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - Interest rate - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	$ 104,546.0	$ 92,667.0
Carrying amount, liabilities	12,237.0	18,215.0
Accumulated fair value hedge adjustments included in carrying amount, assets	3,451.0	1,875.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	1,623.0	836.0
Change in fair value	1,883.0	1,524.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(11.0)	(7.0)
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	102,260.0	90,617.0
Accumulated fair value hedge adjustments included in carrying amount, assets	3,392.0	1,859.0
Change in fair value	2,456.0	2,304.0
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	855.0
Loans and advances to banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	6.0	153.0
Accumulated fair value hedge adjustments included in carrying amount, assets	3.0	4.0
Change in fair value	1.0	5.0
Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	2,280.0	1,897.0
Accumulated fair value hedge adjustments included in carrying amount, assets	56.0	12.0
Change in fair value	21.0	24.0
Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	12,148.0	15,206.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	1,620.0	797.0
Change in fair value	(613.0)	(1,011.0)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	17.0
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	89.0	3,009.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	3.0	39.0
Change in fair value	18.0	202.0
HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	0.0	0.0
Carrying amount, liabilities	37,338.0	38,126.0
Accumulated fair value hedge adjustments included in carrying amount, assets	0.0	0.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	3,027.0	1,088.0
Change in fair value	(1,910.0)	(1,697.0)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	17.0	7.0
HSBC Holdings | Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	37,338.0	38,126.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	3,027.0	1,088.0
Change in fair value	(1,910.0)	(1,697.0)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	17.0	$ 7.0
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	$ 62.8